Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 3,885,844	$ 2,892,654
Operating segments
Segment Reporting Information [Line Items]
Total assets	3,665,106	2,945,924
Operating segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,634,041	1,164,179
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	1,072,288	959,403
Operating segments | SLAD
Segment Reporting Information [Line Items]
Total assets	958,777	822,342
Corporate
Segment Reporting Information [Line Items]
Total assets	318,257	40,366
Purchase price allocation
Segment Reporting Information [Line Items]
Total assets	$ (97,519)	$ (93,636)